Financial assets and liabilities - Effective interest rates (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Nov. 29, 2019	Nov. 14, 2019	Oct. 31, 2019	Aug. 13, 2019	Aug. 12, 2019
Financial assets and liabilities
Stated interest rate							5.25%
2.750% Senior Secured Notes due 2024
Financial assets and liabilities
Stated interest rate	2.75%	2.75%			2.75%
2.750% Senior Secured Notes due 2024 | Euro
Financial assets and liabilities
Effective interest rate	2.92%	2.92%
4.250% Senior Secured Notes due 2022
Financial assets and liabilities
Stated interest rate	4.25%	4.25%			4.25%
4.250% Senior Secured Notes due 2022 | U.S. dollar
Financial assets and liabilities
Effective interest rate	4.52%	4.51%
2.125% Senior Secured Notes due 2026
Financial assets and liabilities
Stated interest rate	2.125%	2.125%			2.125%		2.125%
2.125% Senior Secured Notes due 2026 | Euro
Financial assets and liabilities
Effective interest rate	2.33%
4.125% Senior Secured Notes due 2026
Financial assets and liabilities
Stated interest rate	4.125%	4.125%			4.125%		4.125%
4.125% Senior Secured Notes due 2026 | U.S. dollar
Financial assets and liabilities
Effective interest rate	4.37%
4.750% Senior Notes due 2027
Financial assets and liabilities
Stated interest rate	4.75%	4.75%
4.750% Senior Notes due 2027 | British pound
Financial assets and liabilities
Effective interest rate	4.99%	4.99%
6.000% Senior Notes due 2025
Financial assets and liabilities
Stated interest rate	6.00%	6.00%
6.000% Senior Notes due 2025 | U.S. dollar
Financial assets and liabilities
Effective interest rate	6.14%	6.14%
5.250% Senior Notes due 2027
Financial assets and liabilities
Stated interest rate	5.25%	5.25%
5.250% Senior Notes due 2027 | U.S. dollar
Financial assets and liabilities
Effective interest rate	5.50%
4.625% Senior Secured Notes due 2023
Financial assets and liabilities
Stated interest rate	4.625%	4.625%		4.625%
4.625% Senior Secured Notes due 2023 | U.S. dollar
Financial assets and liabilities
Effective interest rate		5.16%
4.125% Senior Secured Notes due 2023
Financial assets and liabilities
Stated interest rate	4.125%	4.125%		4.125%
4.125% Senior Secured Notes due 2023 | Euro
Financial assets and liabilities
Effective interest rate		4.63%
7.250% Senior Notes due 2024
Financial assets and liabilities
Stated interest rate	7.25%	7.25%				7.25%
7.250% Senior Notes due 2024 | U.S. dollar
Financial assets and liabilities
Effective interest rate		7.72%
6.750% Senior Notes due 2024
Financial assets and liabilities
Stated interest rate	6.75%	6.75%	6.75%
6.750% Senior Notes due 2024 | Euro
Financial assets and liabilities
Effective interest rate		7.00%
Lease obligations | Various currencies
Financial assets and liabilities
Effective interest rate	4.77%	6.45%